Expense Example {- Fidelity Advisor® Communications Equipment Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Communications Equipment Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Communications Equipment Fund-Class A
Expense Example:
1 year	$ 709
3 years	1,033
5 years	1,387
10 years	2,381
Fidelity Advisor Communications Equipment Fund-Class M
Expense Example:
1 year	512
3 years	896
5 years	1,314
10 years	2,477
Fidelity Advisor Communications Equipment Fund-Class C
Expense Example:
1 year	318
3 years	720
5 years	1,258
10 years	2,729
Fidelity Advisor Communications Equipment Fund - Class I
Expense Example:
1 year	117
3 years	387
5 years	681
10 years	$ 1,520